Segment information, Major Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer
Disclosure of major customers [Abstract]
Revenue	$ 2,868,647	$ 2,671,706	$ 1,926,551
Number of customer | Customer		1	1
Major Customer [Member]
Disclosure of major customers [Abstract]
Revenue	$ 312,811	$ 310,397	$ 283,738
Revenue percentage	10.90%	11.60%	14.70%
Number of major customers | Customer	5
LR2 [Member] | Major Customer [Member]
Disclosure of major customers [Abstract]
Revenue	$ 159,532	$ 181,099	$ 162,019
LR1 [Member] | Major Customer [Member]
Disclosure of major customers [Abstract]
Revenue	24,598	18,712	11,697
MR [Member] | Major Customer [Member]
Disclosure of major customers [Abstract]
Revenue	112,969	108,107	102,833
Handy [Member] | Major Customer [Member]
Disclosure of major customers [Abstract]
Revenue	15,712	2,479	7,189
Operating Segments [Member] | Major Customer [Member]
Disclosure of major customers [Abstract]
Revenue	$ 937,700	$ 870,000	$ 772,500